Allianz Life Insurance Company of New York

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
Telefax:       763-765-6355
stewart.gregg@allianzlife.com
 www.allianzlife.com

August 26, 2010

Ms. Sally Samuel
Office of Insurance Products
Securities and Exchange Commission
100 F Street, NE
Washington, DC    20549-46448

Re:           Allianz Life Insurance Company of New York
Allianz Life Variable Account C
Registration Statement Nos. 333-143195 and 811-05716

Dear Ms. Samuel:

We received oral comments from you on July 9, 2010 and August 4, 2010 with respect to Registrant's above referenced Registration Statement Nos. 333-143195 and 811-05716. We also received oral comments from you on August 4, 5 and 17, 2010 with respect to Registrant's Initial Registration Statement Nos. 333-166408 and 811-05618. To the extent that any of those comments apply to this Registration Statement, we have incorporated them in this response letter. All page numbers in this letter refer to the redlined courtesy copies sent on May 26, 2010 and July 19, 2010.

COMMENTS RECEIVED ON AUGUST 4, 2010

1.      Annuitant (Page 11)

Comment:

Please add the text from your previous response to Comment 2 to the prospectus, excluding the last sentence.

Response:

Revised.

2.      Purchase Payment (Page 13)

Comments:

(a).
To the extent that a Financial Professional is an agent of Allianz, the prospectus disclosure should be changed to say that applications and monies are deemed received when received by an Allianz agent, rather than when received from the agent by the Company. To the extent that Allianz believes the Commission had taken the position that so long as an application or money are forwarded by an agent reasonably promptly, the application or money are deemed received when received by the Company, please provide authority for your position.

AZL-VNY-MADB-1

(b).
While money accompanying an application for a new contract may be deemed received when received by the insurer, rather than the agent, please provide authority regarding why checks for additional money should be deemed received when received by the insurer, rather than the agent.

Responses:

(a).
The adopting release to Rule 22c-1, IC-14756 (October 15, 1985) states that one commenter had recommended that the Rule state "that an order to purchase a variable annuity is deemed received when it arrives at the administrative offices of the insurance company, not when a representative or agent of the insurance company receives that application." The Commission stated that this was not necessary, as "Virtually all companies currently provide in the contract and disclose in the prospectus when communications and payments are deemed received, e.g., 'at our principal administrative office before _____ p.m.' Thus in most cases, receipt at an administrative office is the pertinent event."

Similarly, in the staff's Industry Comment Letter dated October 21, 1994, Item 10, the staff states "The Division generally has permitted purchase orders to be deemed effective when they are received at the home office of the insurance company, provided that this practice is disclosed in the prospectus...." The Item goes on to say that the agent must forward the app or cash "promptly", which means within five days absent exigent circumstances.

Note that Section 2 of the standard form of Allianz selling agreement requires all applications and cash to be forwarded "promptly", and in accordance with applicable law.

(b).
We believe that money is deemed received when it is received by the insurance company, rather than when it is received by the agent, regardless of whether the check is an initial payment on a new contract or is an additional payment on an existing contract. There are two bases for this position.

First, the adopting release for Rule 22c-1 (October 1985) states that payments are deemed received when received by the insurer, without making any distinction between payments received on new contracts and payments on existing contracts. And, given the structure of Rule 22c-1, there does not appear to be a basis for making such a distinction. While Rule 22c-1(c) (the 2day/5day rule) is limited in its operation to new contracts, the Rule overall, as reflected in Rule 22c-1(a), applies to all payments, and not just payments on new contracts. This seems to be reflected in the Staff's October 1994 Industry Comment Letter, where in Item 11 the staff states:   "This requirement of prompt delivery [from the agent to the insurance company] also is applicable to liquidation, additional payment and transfer/reallocation requests submitted through agents."

Second, Rule 22c-1(a) by its terms does not establish the delivery of a check to an agent as a triggering event for the pricing requirements of the Rule. Rule 22c-1(a) only applies to situations in which payments are received by a "registered investment company, a "person designated in such issuer's prospectus as authorized to consummate transactions ", a "principal underwriter" or a "dealer." An insurance agent and his/her broker-dealer are not included within any of these defined terms.

AZL-VNY-MADB-2

3.      Calculating Your Lifetime Plus Payments (Page 72)

Comment:

Please revise the second sentence of the second paragraph to clarify what is considered to be an Excess Withdrawal.

Response:

We revised the second paragraph to read as follows:

An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments that when added to any other withdrawals during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Lifetime Plus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Lifetime Plus Payment, and not an Excess Withdrawal. An Excess Withdrawal includes any applicable withdrawal charge.

For example, assume your annual maximum Lifetime Plus Payment is $2,000 and you choose to take $1,000 annually. Within a Benefit Year, you can withdraw up to an additional $1,000 and we would consider that amount to be an additional actual Lifetime Plus Payment. If you withdraw an additional $1,200, we would consider the first $1,000 to be an additional actual Lifetime Plus Payment and the next $200 to be an Excess Withdrawal.

An Excess Withdrawal will reduce next year’s annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal. The reduction is proportionate based on the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the Excess Withdrawal.

4.      Appendix A - Annual Operating Expenses for Each Investment Option (Pages 93-95)

Comment:

Fee waivers and expense reimbursements may not be shown in the table or a footnote unless they are in effect for one year from the effective date of this prospectus. In addition, if in fact the agreement does not reduce the fee for the year shown, it should not be included in the table or a footnote. Please delete and revise the footnotes to the tables as appropriate.

Response:

Revised.

AZL-VNY-MADB-3

COMMENTS RECEIVED ON JULY 9, 2010

1.      Fee Table and Examples (Pages 8 and 10)

Comments:

(a).	In footnote 13 to the Contract Annual Expenses table, please clarify that M&E charge for the Bonus Option continues during the Annuity Phase until the Contract terminates.

(b).	Please provide in a Post-Effective Amendment all missing fee and expense information in the tables and expense examples.

(c).	Please state in footnote 1 to “Examples” how much advance notice will be provided of any change in the “rider charge.”

Responses:

(a).	Revised.

(b).	We have provided all missing fee and expense information in the tables and expense examples.

(c).	We revised footnote 1 to read as follows:

We reserve the right to change the rider charge for this benefit on each Quarterly Anniversary that the benefit is in effect subject to the maximum charge. If we increase the rider charge for your selected benefit, we will notify you in writing at least 30 days before the increase.

2.      Annuitant (Page 11)

Comment:

Please briefly explain in plain English how death benefits vary by different persons.

Response:

If a sole Owner dies during the Accumulation Phase, we pay a death benefit to the Beneficiary(s). If the Annuitant is not an Owner and he/she dies during the Accumulation Phase, the Owner can name a new Annuitant (subject to our approval) and we do not pay a death benefit. If an Owner who is not an Annuitant dies during the Annuity Phase, the Beneficiary becomes the Owner, Annuity Payments continue and we do not pay a death benefit. If an Annuitant dies during the Annuity Phase, Annuity Payments to the Payee continue until the Contract terminates and are paid at least as rapidly as they were being paid at the time of the Annuitant’s death. This disclosure appears in section 10, Death Benefit – Death of the Owner and/or Annuitant.

3.      Allocation of Purchase Payments (Page 14)

Comment:

In the fifth paragraph, please revise the disclosure to clarify that additional payments received before the close of business will be added to the Contract on that date as required by Rule 22c-1, rather than within one Business Day.

Response:

We revised the sentence to read as follows:

If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order.

AZL-VNY-MADB-4

4.      Investment Options (Page 21)

Comment:

Please add that you will send copies of the “current” prospectus when the Contract is issued (last sentence of the second paragraph).

Response:

Revised.

5.      Transfers (Page 28)

Comment:

In the sixth bullet of the third paragraph, please revise so that you will only modify the right to make transfers if a person violates the “Excessive Trading and Market Timing” policies.

Response:

Revised.

6.      Dollar Cost Averaging Program

Comment:

Please explain why 100% of the initial Purchase Payment is allocated to the money market account if the dollar cost averaging program is elected initially. Why can’t it be treated in the same manner as the individual who chooses to participate in the program later.

Response:

We require 100% allocation of the initial Purchase Payment to the money market account if the dollar cost averaging program is elected initially for internal processing reasons and system constraints.

7.      Financial Advisers – Asset Allocation Programs (Page 32)

Comment:

Please bold the disclosure regarding tax consequences of withdrawals, including fees withdrawn from the accounts.

Response:

We revised the first paragraph to read as follows:

If you have a relationship with a personal investment adviser and the advisory agreement provides that you will pay all or a portion of your adviser’s fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a withdrawal from the Contract to pay these fees. We treat any fee that is withdrawn as a withdrawal under the terms of this Contract. As a withdrawal, it is treated as a distribution from taxable earnings first, and then as a non-taxable return of Purchase Payments. If any Owner is under age 59½, the withdrawal may be subject to a 10% federal penalty tax. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

8.	Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing

(Pages 60, 61, 82, 109, 110, 138, and 140)

Comments:

(a).	Please delete the clause “and in your Contract” in the first sentence (bolded) of this section.

(b).	Please also provide in the prospectus that you will secure all necessary SEC and other governmental approvals before eliminating or substituting an Investment Option.

AZL-VNY-MADB-5

Responses:

(a).	Revised.

(b).	We revised the prospectus to include the following:

We will secure all necessary SEC and other governmental approvals before eliminating or substituting an Investment Option.

9.      Calculating Your Lifetime Plus Payments

Comments:

(a).	Please explain the third sentence of the fourth paragraph, which states that the initial actual Lifetime Plus Payment must either be zero or at least $100.

(b).	Please explain the fourth sentence of the second paragraph.

Responses:

(a).	For internal processing and system constraint reasons we cannot make payments of less than $100.

(b).
An Excess Withdrawal is any withdrawal an Owner takes that, when added to other withdrawals taken during the Benefit Year and their annual actual Lifetime Plus Payment, is greater than their annual maximum Lifetime Plus Payment. If an Owner’s actual payment is less than their annual maximum, they could withdraw the difference and we would consider it to be an additional actual Lifetime Plus Payment, and not an Excess Withdrawal.

For example, assume an Owner’s annual maximum Lifetime Plus Payment is $2,000 and they choose to take $1,000 annually. Within a Benefit Year the Owner can withdraw up to an additional $1,000 and we would consider that amount to be an additional actual Lifetime Plus Payment. If instead the Owner withdraws $1,200, we would consider the first $1,000 to be an additional actual Lifetime Plus Payment and the next $200 would be an Excess Withdrawal.

10.      The Separate Account (Page 87)

Comment:

Please combine and revise the fourth and fifth sentences of the last paragraph, so that it is clear that the only excess amounts which may be transferred from the Separate account are seed money or earned fees and charges.

Response:

We revised the disclosure as follows:

If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges.

11.      Financial Statements, Exhibits and Other Information

Comment:

Financial statements, exhibits, and other required or missing disclosures not included in this Registration Statement must be filed in a Post-Effective Amendment to the Registration Statement.

Response:

Acknowledged.

AZL-VNY-MADB-6

The Registrant recognizes that it is responsible for the adequacy and accuracy of disclosures in the Registration Statement. The staff's review and changes to the Registration Statement based on staff comments do not bar the Commission from taking future action with respect to the filing. In addition, the action of the staff does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosures in the filing. The Registrant may not assert the staff's review of the Registration Statement as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws.

I hereby represent that the enclosed Post-Effective Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Securities Act Rule 485(b).

Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address listed above or at (763) 765-2913.

Sincerely,

Allianz Life Insurance Company of New York

By: /s/ Stewart D. Gregg
            Stewart D. Gregg

AZL-VNY-MADB-7